Long-term Debt - Compensation options (Details)	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 $ / shares	Sep. 30, 2020 $ / shares
Long-term Debt
Balance (in shares)	130,000	130,000
Exercised (in shares)	(130,000)	(130,000)
Balance (in shares)			130,000	130,000
Balance (in dollars per share)		$ 5.20
Exercised (in dollars per share)		$ 5.20
Balance (in dollars per share)				$ 5.20
Compensation options to underwriters
Long-term Debt
Issued (in shares)	129,808	129,808	368,000	368,000
Exercise price	$ 5.20
Contractual term	2 years	2 years
Fair value of options, per share		$ 1.02
Fair value of options | $	$ 133,000	$ 133,000
Balance (in shares)	353,000	353,000
Exercised (in shares)	(238,000)	(238,000)	(15,000)	(15,000)
Balance (in shares)	115,000	115,000	353,000	353,000
Balance (in dollars per share)	$ 4.60
Exercised (in dollars per share)	4.60		$ 4.60
Balance (in dollars per share)	$ 4.60		$ 4.60